Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets Other than Goodwill

Intangible assets other than goodwill consist of the following:

Continuing operations:	Weighted average amortization period	As of December 31,
		2012	2013
Gross amount
Lease agreements	6 years	$—	$2,200
Accumulated amortization
Lease agreements		—	(199)
Net intangible assets

Lease agreements		$—	$2,001